Leases (Schedule of information on leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease [Abstract]
Interest expense on lease liabilities	$ 625	$ 527
Depreciation expenses	803	663
Cash outflow for leases	$ 1,212	$ 928